Securitizations and Variable Interest Entities - Carrying Amount of Assets and Liabilities of Unconsolidated VIEs (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2013	Mar. 31, 2013
Variable Interest Entity [Line items]
Carrying amount of variable interests, Assets	¥ 3,179	¥ 3,363
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	3,221	3,414
Equities [Member]
Variable Interest Entity [Line items]
Carrying amount of variable interests, Assets	119	65
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	119	65
Debt securities [Member]
Variable Interest Entity [Line items]
Carrying amount of variable interests, Assets	204	173
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	204	173
Mortgage and mortgage-backed securities [Member]
Variable Interest Entity [Line items]
Carrying amount of variable interests, Assets	2,556	2,843
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	2,556	2,843
Investment trust funds and other [Member]
Variable Interest Entity [Line items]
Carrying amount of variable interests, Assets	123	161
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	123	161
Derivatives [Member]
Variable Interest Entity [Line items]
Carrying amount of variable interests, Assets	0	0
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	5	18
Private equity investments [Member]
Variable Interest Entity [Line items]
Carrying amount of variable interests, Assets	26	28
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	26	28
Short-term loans [Member]
Variable Interest Entity [Line items]
Carrying amount of variable interests, Assets	15	7
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	15	7
Long-term loans [Member]
Variable Interest Entity [Line items]
Carrying amount of variable interests, Assets	132	82
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	132	82
Other assets [Member]
Variable Interest Entity [Line items]
Carrying amount of variable interests, Assets	4	4
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	4	4
Commitments to extend credit [Member]
Variable Interest Entity [Line items]
Carrying amount of variable interests, Assets
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 37	¥ 33